Revenue - Additional Information (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Insurance Brokerage Services [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Remaining performance obligations	$ 0	$ 0	$ 0
Digital Media, Content and Marketing Services [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Remaining performance obligations	0	0	$ 0
SpiderNet Ecosystem Solutions Services [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Remaining performance obligations	73,408	$ 241,352
Total contract sum	$ 129,467